Geographic Information - Net Long-lived Assets by Region (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 800.2	$ 870.6
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	722.9	791.4
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	50.5	49.5
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	17.2	20.5
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	8.7	8.2
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 0.9	$ 1.0